UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-264720-04

Central Index Key Number of the issuing entity: 0002056235

World Omni Automobile Lease Securitization Trust 2025-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-264720

Central Index Key Number of the depositor: 0001439697

World Omni Auto Leasing LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001004150

World Omni Financial Corp.

(Exact name of sponsor as specified in its charter)

Paula Pescaru, Assistant Secretary, (954) 418-5368

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Exhibit Index

Exhibit	Description

Exhibit 102	Asset Data File

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2025-A
(Issuing Entity)

		By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date:	August 28, 2026	By:	/s/ Claude S. Simon
Claude S. Simon
Assistant Treasurer